LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
12.	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land and certain of the building structures for City of Dreams Manila under the MRP Lease Agreement as described in Note 20, Cyprus casino sites, Mocha Clubs sites, the Sri Lanka Casino under the Sri Lanka Lease Agreement, office spaces, warehouses, staff quarters, and certain parcels of land in Macau on which City of Dreams, Altira Macau and Studio City are located. Certain lease agreements provide for periodic rental increases based on both contractually agreed incremental rates and on the general inflation rate once agreed by the Company and its lessors and, in some cases, contingent rental expenses stated as a percentage of turnover or calculated based on certain performance indicator. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contracts in Macau have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contracts in Macau is 40 years.

The components of lease costs are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease costs:
Amortization of land use rights	$19,956	$22,670	$22,662
Operating lease costs	22,613	18,434	14,614
Short-term lease costs	1,028	342	720
Variable lease costs	6,494	2,684	1,902
Finance lease costs:
Amortization of right-of-use assets	5,265	5,336	12,928
Interest costs	22,399	24,562	25,371

Total lease costs	$77,755	$74,028	$78,197

Other information related to lease terms and discount rates is as follows:

	December 31,
	2024	2023
Weighted average remaining lease term
Operating leases	18.9 years	18.0 years
Finance leases	8.5 years	9.5 years
Weighted average discount rate
Operating leases	14.52%	6.66%
Finance leases	10.70%	10.70%
Maturities of lease liabilities as of December 31, 2024 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2025	$19,546	$35,810
2026	17,266	35,810
2027	15,294	35,810
2028	16,847	35,810
2029	13,668	35,810
Over 2029	170,426	126,393

Total future minimum lease payments	253,047	305,443
Less: amounts representing interest	(153,784)	(105,688)

Present value of future minimum lease payments	99,263	199,755
Current portion	(18,590)	(33,817)

Non-current portion	$80,673	$165,938

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in the sites of City of Dreams, City of Dreams Manila, Studio City and City of Dreams Mediterranean with various retailers that expire at various dates through June 2037. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the years ended December 31, 2024, 2023 and 2022, the Company earned minimum operating lease income of $47,394, $45,210 and $41,633, respectively, and contingent operating lease income of $10,090, $7,810 and $265, respectively. Total lease income for the years ended December 31, 2024, 2023 and 2022 were reduced by nil, $52 and $3,076, respectively, as a result of the rent concessions in prior periods

related to the effects of the
COVID-19
outbreak.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2024 were as follows:

Year ending December 31,
2025	$58,276
2026	31,831
2027	8,586
2028	3,769
2029	1,043
Over 2029	1,892

$105,397